Significant Accounting Policies (Details) - Schedule of consolidated financial statements	12 Months Ended
Dec. 31, 2022
G Medical Innovations Holdings Ltd. [Member]
Significant Accounting Policies (Details) - Schedule of consolidated financial statements [Line Items]
State incorporated	Cayman Islands
Percent ownership	Parent Company
G Medical Innovations Ltd. [Member]
Significant Accounting Policies (Details) - Schedule of consolidated financial statements [Line Items]
State incorporated	Israel
Percent ownership	100%
G Medical Innovations Asia Ltd. [Member]
Significant Accounting Policies (Details) - Schedule of consolidated financial statements [Line Items]
State incorporated	Hong Kong
Percent ownership	100%
G Medical Innovations UK Ltd. [Member]
Significant Accounting Policies (Details) - Schedule of consolidated financial statements [Line Items]
State incorporated	United Kingdom	[1]
Percent ownership	100% - G Medical Innovations Asia Ltd.	[1]
Guangzhou Yimei Innovative Medical Science and Technology Co., Ltd. [Member]
Significant Accounting Policies (Details) - Schedule of consolidated financial statements [Line Items]
State incorporated	China
Percent ownership	70% - G Medical Innovations Asia Ltd
G Medical Innovations MK Ltd. [Member]
Significant Accounting Policies (Details) - Schedule of consolidated financial statements [Line Items]
State incorporated	Macedonia
Percent ownership	100%
G Medical Innovations USA Inc. [Member]
Significant Accounting Policies (Details) - Schedule of consolidated financial statements [Line Items]
State incorporated	USA
Percent ownership	100%
G Medical Diagnostic Services, Inc. (Formerly CardioStaff Diagnostic Services Inc) [Member]
Significant Accounting Policies (Details) - Schedule of consolidated financial statements [Line Items]
State incorporated	USA
Percent ownership	100% - G Medical Innovations USA Inc.
Telerhythmics, LLC [Member]
Significant Accounting Policies (Details) - Schedule of consolidated financial statements [Line Items]
State incorporated	USA
Percent ownership	100% - G Medical Innovations USA Inc.
G Medical Tests and Services, Inc [Member]
Significant Accounting Policies (Details) - Schedule of consolidated financial statements [Line Items]
State incorporated	USA	[2]
Percent ownership	100% - G Medical Innovations USA Inc.	[2]
G Medical Lab Services Inc [Member]
Significant Accounting Policies (Details) - Schedule of consolidated financial statements [Line Items]
State incorporated	USA	[2]
Percent ownership	80% - G Medical Innovations USA Inc.	[2]
G Medical Mobile Health Solution, Inc [Member]
Significant Accounting Policies (Details) - Schedule of consolidated financial statements [Line Items]
State incorporated	USA
Percent ownership	100% - G Medical Innovations USA Inc.
G Medical Health and Wellness, Inc [Member]
Significant Accounting Policies (Details) - Schedule of consolidated financial statements [Line Items]
State incorporated	USA	[3]
Percent ownership	100% - G Medical Innovations USA Inc.	[3]
G Medical Health and Wellness Lab, Inc [Member]
Significant Accounting Policies (Details) - Schedule of consolidated financial statements [Line Items]
State incorporated	USA	[3]
Percent ownership	100% - G Medical Innovations USA Inc.	[3]

[1]	Not active
[2]	In December 2021 the Company started a new business activity of COVID-19 Testing operating in the State of California, under G Medical Tests and Services, Inc a wholly owned subsidiary of G Medical Innovations USA Inc. In addition, in December 2021, G Medical Lab Services, Inc. was established as a subsidiary of G Medical Tests and Services, Inc, which holds 80% of its share capital. The Company provides laboratory testing services as part of the Company COVID-19 testing in the United States. During the second half of 2022, the business activity of the companies was discontinued. (See Note 22).
[3]	In July 2022 the Company established two wholly owned subsidiaries: G Medical Health and Wellness, Inc, and G Medical Health and Wellness Lab, Inc for the purpose of the new Direct-To-Customer health testing kits activity. Accordingly, consumers will be able to order tests online, perform the test in privacy and receive their results online within few days from receiving the test in the lab.